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February 25, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE:    POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(A)
        VARIABLE ANNUITY ACCOUNT
        FILE NUMBERS:   333-136242 AND 811-04294

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-4 for the above-referenced Variable Annuity Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission via the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective April 30, 2010.

The Registration Statement is being amended to include information regarding the discontinuation of one optional living benefit rider and the availability of a new optional living benefit rider. These revisions are substantially similar to our three other post-effective amendments recently filed (File Nos. 333-140230, 333 91784 and 333-111067).

Please note that we have sent via overnight package a revision-marked prospectus containing the changes, to the attention of Ellen Sazzman.

Any questions or comments regarding this filing may be directed to the undersigned at (651) 665-4145.

Sincerely,

Michael T. Steinert
Attorney